Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Product sales	€ 114,797	€ 62,984	€ 65,938
Other revenues	246,506	285,101	44,383
REVENUES	361,303	348,086	110,321
Cost of goods and services	(324,441)	(187,920)	(54,302)
Research and development expenses	(104,922)	(173,283)	(84,454)
Marketing and distribution expenses	(23,509)	(23,643)	(18,264)
General and administrative expenses	(34,073)	(47,606)	(27,539)
Other income and expenses, net	12,199	22,976	19,117
OPERATING LOSS	(113,443)	(61,390)	(55,120)
Finance income	260	249	516
Finance expenses	(19,054)	(16,964)	(10,738)
Foreign exchange gain/(loss), net	(12,587)	8,130	173
Result from investments in associates	9	(5)	(133)
LOSS BEFORE INCOME TAX	(144,815)	(69,979)	(65,302)
Income tax benefit/(expense)	1,536	(3,446)	909
LOSS FOR THE PERIOD	€ (143,279)	€ (73,425)	€ (64,393)
Losses per share for loss for the period attributable to the equity holders of the Company (expressed in € per share)
Basic losses per share for loss for the period attributable to the equity holders of the Company (in euro per share)	€ (1.24)	€ (0.75)	€ (0.71)
Diluted losses per share for loss for the period attributable to the equity holders of the Company (in euro per share)	€ (1.24)	€ (0.75)	€ (0.71)